Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	UAS Drone Corp.
Entity Central Index Key	0001638911
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to the Registration Statement on Form S-1/A (File No. 333-237927) (the “Registration Statement”) is being filed pursuant to our undertaking in the Registration Statement to update and supplement information contained in the Registration Statement, as originally filed and declared effective by the Securities and Exchange Commission (the “SEC”) on June 19, 2020, to include the information contained in our Annual Report on Form 10-K for the year ended December 31, 2020 as filed with the SEC on March 30, 2020. The Registration Statement originally was filed to register (i) 63,856 shares of the registrant’s common stock, par value $0.0001 per share (the “Common Stock”) to be issued to certain stockholders of Duke Robotics, Inc., a majority-owned subsidiary of the registrant, upon the consummation of a short-form merger agreement in a primary offering (the “Primary Offering”), and (ii) to register 18,200,592 shares of registrants’ Common Stock to be sold, from time to time, by the selling stockholders identified in this prospectus (the “Secondary Offering”). This Registration Statement contains only one prospectus (the “Prospectus”) and such Prospectus will be the sole prospectus for the Primary Offering and the Secondary Offering. We will not receive any proceeds from the sale of shares in both the Primary offering and in the Secondary Offering. See “Use of Proceeds,” and “Plan of Distribution” as contained in the Prospectus. The information included in this filing updates the Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Document Type	POS AM
Document Period End Date	Dec. 31, 2020
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	NV